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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ] Amendment Number:

   This Amendment (Check only one.):   [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.

Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Ambrosia

Title:   General Counsel

Phone:   973-921-3420

Signature, Place, and Date of Signing:

/s/ David Ambrosia    Short Hills, NJ    February 14,2012
------------------    ---------------    ----------------
   (Signature)        (City, State)          (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: 273,312 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

     1     028-12245                    CHC Partners, L.L.C.
     2     028-12247                    Kevin D. Eng

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                          FORM 13F INFORMATION TABLE

      COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5             COLUMN 6    COLUMN 7       COLUMN 8
      --------            --------     --------  --------         --------             --------    --------       --------
                                                                                                              VOTING AUTHORITY
                          TITLE OF                VALUE    SHRS OR                    INVESTMENT    OTHER     ----------------
   NAME OF ISSUER          CLASS        CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
   --------------         --------      -----    -------   -------  ------ --------   ----------   --------   ----    ------ ----
DANA HLDG CORP              COM        235825205  17,003  1,399,452   SH            Shared-Defined   1, 2   1,399,452   0     0
DELPHI AUTOMOTIVE PLC       SHS        G27823106  33,229  1,542,676   SH            Shared-Defined   1, 2   1,542,676   0     0
ENERGY XXI (BERMUDA)
LTD                     USD UNRS SHS   G10082140  40,685  1,276,200   SH            Shared-Defined   1, 2   1,276,200   0     0
FORD MTR CO DEL        COM PAR $0.01   345370860  10,222    950,000   SH            Shared-Defined   1, 2     950,000   0     0
FOREST OIL CORP        COM PAR $0.01   346091705   8,130    600,000   SH            Shared-Defined   1, 2     600,000   0     0
GENERAL MTRS CO             COM        37045V100  31,996  1,578,495   SH            Shared-Defined   1, 2   1,578,495   0     0
GENERAL MTRS CO       *W EXP 07/10/201 37045V118     598     50,960   SH            Shared-Defined   1, 2      50,960   0     0
GENERAL MTRS CO       *W EXP 07/10/201 37045V126     399     50,960   SH            Shared-Defined   1, 2      50,960   0     0
GEORGIA GULF CORP     COM PAR$0.01 NEW 373200302   1,346     69,052   SH            Shared-Defined   1, 2      69,052   0     0
KRONOS WORLDWIDE INC        COM        50105F105     902     50,000   SH            Shared-Defined   1, 2      50,000   0     0
LEAR CORP                 COM NEW      521865204  20,114    505,378   SH            Shared-Defined   1, 2     505,378   0     0
LYONDELLBASELL
INDUSTRIES N             SHS - A -     N53745100  19,981    615,000   SH            Shared-Defined   1, 2     615,000   0     0
MARATHON PETE CORP          COM        56585A102  15,400    462,600   SH            Shared-Defined   1, 2     462,600   0     0
MCMORAN EXPLORATION
CO                          COM        582411104  14,812  1,018,000   SH            Shared-Defined   1, 2   1,018,000   0     0
MGIC INVT CORP WIS          COM        552848103   2,891    775,000   SH            Shared-Defined   1, 2     775,000   0     0
ROCKWOOD HLDGS INC          COM        774415103   3,937    100,000   SH            Shared-Defined   1, 2     100,000   0     0
SUNCOKE ENERGY INC          COM        86722A103   3,080    275,000   SH            Shared-Defined   1, 2     275,000   0     0
SUNOCO INC                  COM        86764P109  46,690  1,138,234   SH            Shared-Defined   1, 2   1,138,234   0     0
UNITED RENTALS INC          COM        911363109   1,897     64,200   SH            Shared-Defined   1, 2      64,200   0     0